Shareholder Report, Holdings (Details) - C 000176264 [Member]	May 31, 2025
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.63%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.79%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.71%
Net Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%